CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Total revenues	$ 248,920	$ 220,774	$ 200,287
Cost of revenues:
Total cost of revenues	78,029	70,958	105,329
Gross profit	170,891	149,816	94,958
Operating expenses:
Research and development, net	53,396	46,072	41,199
Selling and marketing	62,057	51,217	51,535
General and administrative	15,914	14,177	11,778
Total operating expenses	131,367	111,466	104,512
Operating income (loss)	39,524	38,350	(9,554)
Financial income (expenses), net	123	(1,703)	(1,761)
Income (loss) before taxes on income	39,647	36,647	(11,315)
Tax benefit (taxes on income)	(5,896)	(9,399)	15,292
Net income	$ 33,751	$ 27,248	$ 3,977
Earnings per share:
Basic	$ 1.03	$ 0.87	$ 0.14
Diluted	$ 1.00	$ 0.83	$ 0.13
Weighted average number of shares used in computations of earnings per share:
Basic	32,703,478	31,440,093	29,251,888
Diluted	33,845,559	32,915,683	30,799,904
Products
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	$ 155,089	$ 145,332	$ 135,646
Cost of revenues:
Cost of Goods and Services Sold	52,750	54,384	59,022
Services
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	93,831	75,442	64,641
Cost of revenues:
Cost of Goods and Services Sold	25,279	16,574	14,129
Expenses related to royalty buyout agreement with the Israel Innovation Authority (Note 12b)
Cost of revenues:
Cost of Goods and Services Sold	$ 0	$ 0	$ 32,178